Convertible Unsecured Subordinated Debentures - Schedule of Debt (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 $ / shares	Mar. 14, 2017	Mar. 01, 2016 CAD ($)
Debt Instrument [Line Items]
Interest rate						2.33%
Convertible Unsecured Subordinated Debentures [Roll Forward]
Gain on foreign exchange		$ 323		$ (438)
Convertible Subordinated Debt | Convertible Unsecured Subordinated Debentures
Debt Instrument [Line Items]
Interest rate	5.00%						5.00%
Conversion price (CAD per share) | $ / shares					$ 10.60
Convertible Unsecured Subordinated Debentures [Roll Forward]
Carrying value at December 31, 2016	$ 267,088,000
Receipt of Final instalment, net of deferred financing costs	571,642,000		$ 266,889,000
Amortization of deferred financing costs	869,000		705,000
Conversion to common shares	(846,271,000)
Gain on foreign exchange	7,643,000		506,000
Carrying value at December 31, 2017	971,000		$ 267,088,000
Par value	$ 1,018,000						$ 1,150,000,000